Stock Options (Summary of Stock Option Activity) (Details) (USD $)	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012	Mar. 31, 2011
Number of Options
Outstanding, beginning balance	14,000	20,000	1,610,000
Grants	150,000
Forfeitures		(6,000)
Cancellations			(1,590,000)
Outstanding, ending balance	164,000	14,000	20,000
Exercisable, ending balance	40,000	10,000
Available for grant, ending balance	4,836,000	3,976,000
Weighted Average Exercise Price
Outstanding, beginning balance	$ 2.61	$ 3.08	$ 0.68
Grants	$ 1.55
Forfeitures		$ 4.15
Cancellations			$ 0.65
Outstanding, ending balance	$ 1.64	$ 2.61	$ 3.08
Exercisable, ending balance	$ 1.88	$ 2.86
Weighted Average Remaining Contractual Term
Outstanding, ending balance	9 years 3 months 18 days	6 years 6 months
Exercisable, ending balance	8 years 8 months 12 days	6 years 6 months
Aggregate Intrinsic Value
Outstanding, ending balance
Exercisable, ending balance